Deferred revenue and income - Narrative (Details) - GBP (£) £ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Accruals and deferred income [abstract]
Deferred revenue, recognized	£ 3.3	£ 37.4